Consolidated statements of financial position - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	R$ 662,830	R$ 1,645,425
Short-term investments	628,343	953,762
Restricted cash	355,769	304,920
Trade receivables	739,699	1,229,530
Inventories	195,638	199,213
Advance to suppliers and third parties	318,769	142,338
Recoverable taxes	186,955	309,674
Derivative assets	12,526	3,500
Other credits and amounts	144,822	139,015
Total current assets	3,245,351	4,927,377
Non-current assets
Short-term investments	992
Restricted cash	188,838	139,386
Deposits	2,058,455	1,968,355
Advance to suppliers and third parties	89,701	48,387
Recoverable taxes	318,404	174,142
Deferred taxes	53,563	59,809
Other credits and amounts	34,338	991
Derivative assets	116,283	143,969
Investments	815	1,254
Property, plant and equipment	4,960,288	6,058,101
Intangible assets	1,747,108	1,776,675
Total non-current assets	9,568,785	10,371,069
Total	12,814,136	15,298,446
Current liabilities
Loans and financing	2,353,279	2,543,039
Leases	1,317,008	1,404,712
Suppliers	1,612,536	1,286,275
Suppliers - forfeiting		554,467
Salaries, wages and benefits	334,670	396,010
Taxes payable	73,614	116,523
Landing fees	907,958	728,339
Advance ticket sales (Air traffic liability)	2,050,799	1,966,148
Mileage program	1,258,502	1,009,023
Advances from customers	27,897	16,424
Provisions	169,381	203,816
Derivatives liabilities	5,297	9,080
Other liabilities	287,275	128,744
Total current liabilities	10,398,216	10,362,600
Non-current liabilities
Loans and financing	7,623,687	5,866,802
Leases	6,267,184	4,648,068
Suppliers	32,658	10,142
Taxes payable	32,362	84
Mileage program	322,460	171,651
Provisions	1,353,515	1,053,240
Deferred taxes	219,634	244,041
Derivatives liabilities		11,270
Other liabilities	331,479	35,965
Total non-current liabilities	16,182,979	12,041,263
Equity (deficit)
Capital stock	3,009,436	3,008,178
Advances for future capital increase	1,180	584
Treasury shares	(62,215)	(102,543)
Capital reserves	207,246	225,276
Equity valuation adjustments	(577,369)	188,247
Accumulated losses	(16,985,370)	(10,996,413)
Deficit attributable to equity holders of the parent company	(14,407,092)	(7,676,671)
Non-controlling interest (NCI)	640,033	571,254
Total deficit	(13,767,059)	(7,105,417)
Total liabilities and deficit	R$ 12,814,136	R$ 15,298,446